Cornerstone Ministries Investments, Inc.

2450 Atlanta Highway, Suite 904

Cumming, GA  30040

FOR EDGAR FILING

July 17, 2006

Division of Corporation Finance

Securities and Exchange Commission

Washington, D.C. 20549

Re: Cornerstone Ministries Investments, Inc., File No. 333-93475

       Form 10-KSB/A for year ended December 31, 2005

Dear Commission:

Attached is Form 10-KSB/A for filing by Cornerstone Ministries Investments, Inc. for its fiscal year ended December 31, 2005.

Thank you.

Sincerely,

By:  S/John T. Ottinger

        John T. Ottinger

        Vice President and Chief Financial Officer